CONCENTRATIONS AND RISKS (Details - Concentration by accounts payable) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total accounts payable	$ 9,134	$ 14,323
Supplier H [Member]
Total accounts payable		1,482
Supplier G [Member]
Total accounts payable	1,726	1,470
Supplier J [Member]
Total accounts payable		$ 1,696
Supplier F [Member]
Total accounts payable	$ 3,370